Loans and Borrowings - Additional Information (Detail) $ in Thousands													1 Months Ended		12 Months Ended
	Mar. 16, 2020 USD ($)	Jan. 21, 2020 USD ($)	Sep. 14, 2019 USD ($)	Jul. 22, 2019 USD ($)	Mar. 14, 2019 USD ($)	Jan. 22, 2019 USD ($)	Sep. 17, 2018 USD ($)	Jul. 20, 2018 USD ($)	Mar. 14, 2018 USD ($)	Jan. 22, 2018 USD ($)	Sep. 14, 2017 USD ($)	Jul. 20, 2017 USD ($)	Mar. 31, 2017 USD ($) Installments	Jan. 31, 2017 USD ($) Installments	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Pledged trade receivables, other financial assets, property and equipment, intangible and other assets															$ 0	$ 125,317
Line of credit															63,813
Line of credit [member] | UK [member]
Disclosure of detailed information about borrowings [line items]
Line of credit															12,202
Line of credit [member] | South Africa [member]
Disclosure of detailed information about borrowings [line items]
Line of credit															1,675
Line of credit [member] | WNS Global Services Private Limited [member]
Disclosure of detailed information about borrowings [line items]
Line of credit															$ 49,937
Long term loan to finance acquisition of denali [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility tenure														3 years
Term loan facility amount														$ 34,000
Interest rate basis														3M USD Libor	3M USD LIBOR
Adjustment to interest rate basis														1.27%	1.27%
Repayment installment term | Installments														6
First five repayment installments amount														$ 5,650
Sixth and final repayment installment														$ 5,750
Repayment of installment		$ 5,750		$ 5,650		$ 5,650		$ 5,650		$ 5,650		$ 5,650
Long term loan to finance acquisition of denali [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Fixed rate														1.561%
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility tenure													5 years
Term loan facility amount													$ 84,000
Interest rate basis													3M USD Libor		3M USD LIBOR
Adjustment to interest rate basis													0.95%		0.95%
Repayment installment term | Installments													10
Repayment of installment	$ 8,400		$ 8,400		$ 8,400		$ 8,400		$ 8,400		$ 8,400
Repayment installment amount													$ 8,400
Long term loan to finance acquisition of health help [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Fixed rate																1.9635%